GOODWILL	12 Months Ended
Dec. 31, 2025
GOODWILL.
GOODWILL

16 – GOODWILL

Movement in Goodwill is detailed as follows:

		Foreign currency
Cash-generating unit	01.01.2025	translation differences	12.31.2025
	ThCh$	ThCh$	ThCh$
Chilean operation	8,503,023	—	8,503,023
Brazilian operation	65,691,285	1,584,051	67,275,336
Argentine Operation	62,487,785	(9,810,481)	52,677,304
Paraguayan operations	7,999,327	673,328	8,672,655
Total	144,681,420	(7,553,102)	137,128,318

		Foreign currency
Cash-generating unit	01.01.2024	translation differences	12.31.2024
	ThCh$	ThCh$	ThCh$
Chilean operation	8,503,023	—	8,503,023
Brazilian operation	73,831,515	(8,140,230)	65,691,285
Argentine operation	32,193,085	30,294,700	62,487,785
Paraguayan operations	7,576,179	423,148	7,999,327
Total	122,103,802	22,577,618	144,681,420